SHORT-TERM AND LONG-TERM BANK LOANS (Details Narrative) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2024 HKD ($)	Jul. 10, 2023 USD ($)	Jul. 10, 2023 HKD ($)
Debt Instrument [Line Items]
Short term debt interest rate	5.88%				5.88%
Interest Expense, Borrowings	$ 118,241		$ 58,410
Collateralized financings						$ 1,939,613	$ 5
Director [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Amount Outstanding During Period	646,538	$ 5
Collateralized financings	$ 387,923				$ 3
Non-Revolving Term Loan Under SME Financing Guarantee Scheme [Member]
Debt Instrument [Line Items]
Short term debt interest rate	2.50%				2.50%
Line of Credit Facility, Maximum Amount Outstanding During Period			775,845	$ 6
Short-Term Nonbank Loan and Note Payables	$ 447,086		$ 552,518
Below Prime Rate [Member]
Debt Instrument [Line Items]
Short term debt interest rate	0.75%				0.75%
Below USD Prime Rate [Member]
Debt Instrument [Line Items]
Short term debt interest rate	1.75%				1.75%
Minimum [Member] | Non-Revolving Term Loan Under SME Financing Guarantee Scheme [Member]
Debt Instrument [Line Items]
Short term debt interest rate	3.125%				3.125%
Minimum [Member] | HIBOR [Member]
Debt Instrument [Line Items]
Short term debt interest rate	2.50%				2.50%
Minimum [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Short term debt interest rate	0.50%				0.50%
Maximum [Member] | Non-Revolving Term Loan Under SME Financing Guarantee Scheme [Member]
Debt Instrument [Line Items]
Short term debt interest rate			8.23%
Maximum [Member] | HIBOR [Member]
Debt Instrument [Line Items]
Short term debt interest rate	3.00%				3.00%
Maximum [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Short term debt interest rate	1.00%				1.00%